UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-10607

Large-Cap Portfolio
(Exact Name of Registrant as Specified in Charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)

Maureen A. Gemma Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Service)

Registrant’s Telephone Number, Including Area Code:	(617) 482-8260

Date of Fiscal Year End:	September 30

Date of Reporting Period:	December 31, 2007

Item 1. Schedule of Investments

Large-Cap Portfolio	as of December 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.4%

Security	Shares	Value
Aerospace & Defense — 2.1%
United Technologies Corp.	7,000	$535,780
		$535,780
Air Freight & Logistics — 1.2%
Expeditors International of Washington, Inc.	7,000	$312,760
		$312,760
Beverages — 3.9%
Coca-Cola Co. (The)	7,000	$429,590
PepsiCo, Inc.	7,500	569,250
		$998,840
Biotechnology — 2.2%
Genentech, Inc. (1)	8,500	$570,095
		$570,095
Capital Markets — 5.7%
Bank of New York Mellon Corp. (The)	12,235	$596,579
Charles Schwab Corp. (The)	18,000	459,900
SEI Investments Co.	13,000	418,210
		$1,474,689
Chemicals — 2.5%
Air Products and Chemicals, Inc.	6,500	$641,095
		$641,095
Communications Equipment — 3.5%
Cisco Systems, Inc. (1)	33,000	$893,310
		$893,310
Computer Peripherals — 5.4%
Apple, Inc. (1)	1,800	$356,544
International Business Machines Corp.	5,000	540,500
Network Appliance, Inc. (1)	20,000	499,200
		$1,396,244
Construction & Engineering — 0.9%
Jacobs Engineering Group, Inc. (1)	2,500	$239,025
		$239,025
Consumer Finance — 1.3%
American Express Co.	6,500	$338,130
		$338,130
Electrical Equipment — 2.0%
Emerson Electric Co.	9,000	$509,940
		$509,940
Energy Equipment & Services — 5.1%
Baker Hughes, Inc.	6,000	$486,600
FMC Technologies, Inc. (1)	4,500	255,150
National-Oilwell Varco, Inc. (1)	8,000	587,680
		$1,329,430

Food & Staples Retailing — 4.2%
Costco Wholesale Corp.	7,000	$488,320
CVS Caremark Corp.	15,000	596,250
		$1,084,570
Health Care Equipment & Supplies — 7.3%
DENTSPLY International, Inc.	10,000	$450,200
Medtronic, Inc.	13,000	653,510
St. Jude Medical, Inc. (1)	7,500	304,800
Varian Medical Systems, Inc. (1)	9,000	469,440
		$1,877,950
Health Care Providers & Services — 0.7%
Laboratory Corp. of America Holdings (1)	2,500	$188,825
		$188,825
Hotels, Restaurants & Leisure — 1.5%
International Game Technology	9,000	$395,370
		$395,370
Household Products — 3.9%
Colgate-Palmolive Co.	3,500	$272,860
Procter & Gamble Co.	10,000	734,200
		$1,007,060
Industrial Conglomerates — 4.1%
General Electric Co.	17,000	$630,190
Textron, Inc.	6,000	427,800
		$1,057,990
Insurance — 3.3%
AFLAC, Inc.	9,500	$594,985
American International Group, Inc.	4,500	262,350
		$857,335
Internet Software & Services — 1.1%
Google Inc., Class A (1)	400	$276,592
		$276,592
IT Services — 2.6%
Automatic Data Processing, Inc.	9,000	$400,770
Cognizant Technology Solutions Corp., Class A (1)	8,000	271,520
		$672,290
Life Sciences Tools & Services — 1.2%
Pharmaceutical Product Development, Inc.	8,000	$322,960
		$322,960
Machinery — 3.3%
Deere & Co.	5,000	$465,600
Dover Corp.	8,500	391,765
		$857,365
Media — 1.1%
Omnicom Group, Inc.	6,000	$285,180
		$285,180
Metals & Mining — 0.7%
Alcoa, Inc.	5,000	$182,750
		$182,750
Multiline Retail — 3.0%
Kohl’s Corp. (1)	8,500	$389,300
Target Corp.	7,500	375,000
		$764,300

Oil, Gas & Consumable Fuels — 5.3%
Apache Corp.	5,500	$591,470
EOG Resources, Inc.	4,500	401,625
Marathon Oil Corp.	6,000	365,160
		$1,358,255
Pharmaceuticals — 5.1%
Abbott Laboratories	13,000	$729,950
Merck & Co., Inc.	10,000	581,100
		$1,311,050
Semiconductors & Semiconductor Equipment — 5.6%
Intel Corp.	21,000	$559,860
Linear Technology Corp.	11,500	366,045
Texas Instruments, Inc.	16,000	534,400
		$1,460,305
Software — 5.5%
Citrix Systems, Inc. (1)	12,000	$456,120
Microsoft Corp.	27,000	961,200
		$1,417,320
Specialty Retail — 1.5%
Staples, Inc.	17,000	$392,190
		$392,190
Textiles, Apparel & Luxury Goods — 1.6%
Nike, Inc., Class B	6,500	$417,560
		$417,560
Total Common Stocks (identified cost $19,265,303)		$25,426,555
Total Investments — 98.4% (identified cost $19,265,303)		$25,426,555
Other Assets, Less Liabilities — 1.6%		$401,113
Net Assets — 100.0%		$25,827,668

(1)	Non-income producing security.

The Portfolio did not have any open financial instruments at December 31, 2007.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at December 31, 2007, as determined on a federal income tax basis, were as follows:

Aggregate cost	$19,300,168
Gross unrealized appreciation	$6,448,272
Gross unrealized depreciation	(321,885)
Net unrealized appreciation	$6,126,387

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Large-Cap Portfolio

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	February 20, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	February 20, 2008

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	February 20, 2008